Annual Fund Operating Expenses (Vanguard Mid-Cap Growth Index Fund Participant)	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.23%